Segment Information - Summary Of Purchase Accounting And Related Adjustments (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Direct operating				$ 0.0		$ 0.7	$ 0.4
General and administrative expense	[1]			12.0		55.2	59.2
Depreciation and amortization				5.1		5.7	5.7
Amortization of recoupable portion of the purchase price				1.3		7.7	7.7
Purchase accounting and related adjustments	[2]			17.1		61.6	65.3
Noncontrolling interest discount amortization				0.0	$ 13.2		22.7
Noncontrolling equity interest in distributable earnings				10.7		34.3	28.8
Noncontrolling equity interest				12.0	$ 55.2		59.2
Corporate and reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Purchase accounting and related adjustments		$ 3.1	$ 11.5
General and administrative expense
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
General and administrative expense		2.1	10.1
General and administrative expense | Corporate and reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Amortization of recoupable portion of the purchase price		0.0	1.3
Purchase accounting and related adjustments		2.1	10.1
Noncontrolling equity interest in distributable earnings		2.1	8.8
Depreciation and amortization expense | Corporate and reconciling items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Purchase accounting and related adjustments		1.0	1.4
Starz Business of Lions Gate Entertainment Corp
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
General and administrative expense		0.0	(0.1)	(0.3)		(0.5)	(0.5)
Depreciation and amortization		36.6	33.0	137.0		134.4	129.3
Purchase accounting and related adjustments		$ 36.6	$ 32.9	136.7		133.9	128.7
Starz Business of Lions Gate Entertainment Corp | Depreciation and amortization expense
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Depreciation and amortization				$ 137.0		$ 134.4	$ 129.2

[1]	(i) These adjustments include the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, and the non-cash charges for the accretion of the noncontrolling interest discount related to Pilgrim Media Group (through June 2021) and 3 Arts Entertainment (through November 2022), and the amortization of the recoupable portion of the purchase price (through May 2023) related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interests in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment.
[2]	Purchase accounting and related adjustments primarily represent the amortization of non-cash fair value adjustments to certain assets acquired in acquisitions. The following sets forth the amounts included in each line item in the financial statements: